Net Loss Per Share (Details) - Schedule of basic and diluted loss per share - Blade Therapeutics, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (39,529)	$ (36,013)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	13,210,927	9,006,819
Net loss per share attributable to common stockholders, basic and diluted	$ (2.99)	$ (4)